SUPPLEMENTAL CONSOLIDATED AND COMBINED STATEMENTS OF CASH FLOWS (Parenthetical) - USD ($)	Sep. 30, 2015	Dec. 31, 2014
CONDENSED CONSOLIDATED AND COMBINED STATEMENTS OF CASH FLOWS
Initial public offering, offering costs	$ 3,308,455	$ 9,519,321